Consolidated Balance Sheet - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Assets - Non current
Goodwill	£ 36,760	£ 41,062
Intangible assets	28,910	30,787
Property, plant and equipment	10,579	8,584
Deferred tax assets	9,550	2,488
Total	85,799	82,921
Assets - Current
Trade and other receivables	65,917	52,368
Corporation tax receivable	790	677
Cash and cash equivalents	70,172	15,048
Total	136,879	68,093
Total assets	222,678	151,014
Liabilities - Current
Borrowings	21	19,744
Trade and other payables	48,502	40,243
Corporation tax payable	2,920	1,488
Contingent consideration	1,244	5,259
Deferred consideration	1,516	4,401
Total	54,203	71,135
Liabilities - Non-current
Borrowings	0	20
Deferred tax liabilities	2,033	2,832
Contingent consideration	0	7,251
Other liabilities	113	277
Total	2,146	10,380
Equity
Share capital	1,089	996
Share premium	17,271	2,678
Merger relief reserve	4,430	4,430
Retained earnings	146,963	59,260
Other reserves	(1,577)	4,410
Investment in own shares	(1,847)	(2,275)
Total	166,329	69,499
Total liabilities and equity	£ 222,678	£ 151,014